Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income
Interest income	kr 5,153	kr 3,896	kr 3,188
Lending to Swedish exporters
Net interest income
Interest income	1,709	1,398	1,500
Lending to exporters' customers
Net interest income
Interest income	1,452	1,251	1,042
Remuneration from the CIRR-system	155	123	114
Liquidity
Net interest income
Interest income	1,992	1,247	646
Sweden
Net interest income
Interest income	2,458	1,724	1,358
European countries excl. Sweden
Net interest income
Interest income	932	723	681
Countries outside of Europe
Net interest income
Interest income	kr 1,763	kr 1,449	kr 1,149